Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 6,378	$ 2,435
Inventory	57	179
Prepaid expenses and other current assets	302	333
Total current assets	6,737	2,947
Restricted cash	70	189
Property and equipment, net	120	222
Long-term inventory	303	825
Deferred financing costs	291	506
Total assets	7,521	4,689
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	1,123	1,244
Accrued research contract costs	929	859
Other accrued liabilities	1,281	1,286
Notes and loans payable, current portion	8,022	524
Deferred revenue, current portion	882	921
Total current liabilities	12,237	4,834
Notes and loans payable		62
7.5556% Convertible Subordinated Notes Due 2014		386
Deferred revenue	12,065	12,905
Deferred rent and other noncurrent liabilities	365	637
Total liabilities	24,667	18,824
Commitments and contingencies
Common stock, $.0001 par value; authorized 225,000,000 shares; issued 71,003,667 shares and 54,991,535 shares at December 31, 2011 and 2010, respectively	7	5
Additional paid-in capital	218,955	210,540
Warrants	31,156	27,227
Accumulated deficit	(266,238)	(250,582)
Accumulated other comprehensive loss	(951)	(1,250)
Treasury stock, at cost (4,167 shares)	(75)	(75)
Total stockholders' deficit	(17,146)	(14,135)
Total liabilities and stockholders' deficit	$ 7,521	$ 4,689